Supplement to the
Fidelity® Conservative Income Bond Fund
October 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%
Fee waiver and/or expense reimbursementA	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.35%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the Retail Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.35%. This arrangement will remain in effect through October 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 36
3 years	$ 123
5 years	$ 218
10 years	$ 499

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Kim Miller (co-manager) has managed the fund since March 2011.

Robert Chan (co-manager) and Robert Galusza (co-manager) have managed the fund since November 2015.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Kim Miller is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 1991, Mr. Miller has worked as a credit analyst, bond trader, and portfolio manager.

Robert Chan is co-manager of the fund, which he has managed since November 2015. Since joining Fidelity Investments in 2004, Mr. Chan has worked as a research analyst and a portfolio manager.

Robert Galusza is co-manager of the fund, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 1987, Mr. Galusza has worked as a research analyst and portfolio manager.

FCV-15-01  November 12, 2015
1.9585863.101

Supplement to the
Fidelity® Conservative Income Bond Fund
Institutional Class
October 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Total annual operating expenses	0.35%
Fee waiver and/or expense reimbursementA	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.25%. This arrangement will remain in effect through October 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 26
3 years	$ 101
5 years	$ 185
10 years	$ 432

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Kim Miller (co-manager) has managed the fund since March 2011.

Robert Chan (co-manager) and Robert Galusza (co-manager) have managed the fund since November 2015.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Kim Miller is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 1991, Mr. Miller has worked as a credit analyst, bond trader, and portfolio manager.

Robert Chan is co-manager of the fund, which he has managed since November 2015. Since joining Fidelity Investments in 2004, Mr. Chan has worked as a research analyst and a portfolio manager.

Robert Galusza is co-manager of the fund, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 1987, Mr. Galusza has worked as a research analyst and portfolio manager.

FCV-I-15-01  November 12, 2015
1.9585864.101